Income Taxes - Summary of Differences Between the PRC Statutory Tax rate and Company's Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Income/(loss) before provision of income tax	¥ (740,190)	$ (116,152)	¥ (397,857)	¥ 368,485
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at statutory tax rate	¥ (185,047)	$ (29,038)	¥ (99,465)	¥ 92,121
Difference on tax rate	4,898	769	8,803	(18,427)
Research and development super-deduction	(4,161)	(653)	(5,646)	(13,919)
Non-deductible/non-taxable items	3,858	605	23,148	34,168
Changes in valuation allowance	584,306	91,691	389,646	11,300
Total income tax expenses	¥ 403,854	$ 63,374	¥ 316,486	¥ 105,243